SHARE-BASED PAYMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
SHARE-BASED PAYMENTS
SHARE-BASED PAYMENTS

NOTE 9: SHARE-BASED PAYMENTS

Common Stock Warrants

In connection with the January Private Placement, the Company granted 802,140 pre-funded warrants which were immediately exercised for shares of common stock. The Company also granted an additional 1,277,140 warrants as part of the offering. Each warrant has an exercise price of $3.80 per share, is immediately exercisable upon issuance and expires five years after issuance. The Company also granted the placement agent 95,786 warrants to purchase common stock at an exercise price of $4.8938 per share, which is immediately exercisable upon issuance and expires five years after issuance.

In connection with merchant advances (Note 6), the Company granted 152,380 warrants to purchase common stock at an exercise price of $5.25. The warrants are immediately exercisable upon issuance and expire five years after issuance.

The following is a summary of warrant activity:

	Common	Weighted
	Stock	Average
	Warrants	Exercise Price
Outstanding - December 31, 2022	4,418,320	$8.37
Granted	2,327,446	3.98
Exercised	(802,140)	3.92
Forfeited	—	—
Outstanding - March 31, 2023	5,943,626	$7.75
Exercisable at December 31, 2022	4,281,956	$8.42
Exercisable at March 31, 2023	5,807,262	$7.78

Stock Options

As of March 31, 2023 and December 31, 2022, the Company had 38,951 stock options outstanding with a weighted average exercise price of $362.11 per share. As of March 31, 2023, there were 35,365 options exercisable.

Stock-based compensation expense of $105,594 and $139,093 was recognized for the three months ended March 31, 2023 and 2022. During the three months ended March 31, 2023 and 2022, $14,399 and $14,399 was recorded to sales and marketing expense, and all other stock compensation was included in general and administrative expense in the condensed consolidated statements of operations. Total unrecognized compensation cost related to non-vested stock option awards as of March 31, 2023 amounted to $472,406 and will be recognized over a weighted average period of 1.2 years.

NOTE 10: SHARE-BASED PAYMENTS

Common Stock Warrants

2022 Transactions

In connection with the April note agreement, the Company granted warrants to acquire 12,577 shares of common stock at an exercise price of $122.00 per share expiring in April 2027.

On May 10, 2022, pursuant to the Underwriting Agreement, the Company issued the Underwriters’ Warrants to purchase up to an aggregate of 14,956 shares of common stock. The Underwriters’ Warrants may be exercised beginning on November 1, 2022 until May 5, 2027. The initial exercise price of each Underwriters’ Warrant is $32.50 per share, which represents 130% of the public offering price.

In connection with the July 22 and July 28 notes, the Company issued an aggregate of 41,124 and 27,655 warrants to purchase common stock at an exercise price of $15.20 and $11.30 per share, respectively. The warrants expire in July 2027.

In connection with the November public offering, the Company granted 1,650,181 pre-funded warrants which were immediately exercised for shares of common stock. The Company also granted an additional 1,818,181 Class B Warrants and 1,818,181 Class C Warrants as part of the offering. Each Class B Warrant has an exercise price of $5.25 per share, is immediately exercisable upon issuance and expires five years after issuance. Each Class C Warrant has an exercise price of $5.25 per share, is immediately exercisable upon issuance and expires thirteen months after issuance. The Company also granted the placement agent 136,364 warrants to purchase common stock at an exercise price of $6.88 per share, which are exercisable 180 days after issuance and expire in five years.

In connection with the December Notes, the Company issued to the investors an aggregate of 469,480 warrants to purchase common stock at an exercise price equal to $4.26 for a fair value of $164,200. The warrants are immediately exercisable.

The Company granted 44,000 warrants to purchase common stock at an exercise price of $5.00 to the lender in connection with its merchant advances.

2021 Transactions

In connection with the IPO, the Company issued 24,096 warrants and an additional 3,614 warrants to purchase common stock per the over-allotment option. Each warrant will have an exercise price of $457 per share (equal to 110% of the offering price of the common stock), will be exercisable upon issuance and will expire five years from issuance.

On May 13, 2021, pursuant to the IPO Underwriting Agreement, the Company issued warrants to the underwriters to purchase up to an aggregate of 1,205 shares of common stock with an exercise price of $519 per share. The warrants may be exercised beginning on November 13, 2021 and will expire five years from issuance.

In connection with the Company’s April 2021 note financing, the Company issued warrants to the lender to purchase up to 1,205 shares of common stock. The warrants have an exercise price of $415 per share and are exercisable immediately after issuance.

In May 2021, an aggregate of 319 warrants were exercised for shares of common stock for proceeds of $145,696. In July 2021, warrant holders exercised 3,550 warrants for proceeds of $1,622,350.

A summary of information related to common stock warrants for the years ended December 31, 2022 and 2021 is as follows:

	Common	Weighted
	Stock	Average
	Warrants	Exercise Price
Outstanding - December 31, 2020	9,146	$266
Granted	30,120	458
Conversion of preferred stock warrants upon IPO	516	766
Exercised	(3,869)	457
Forfeited	(112)	766
Outstanding - December 31, 2021	35,801	$412
Granted	6,032,700	5.61
Exercised	(1,650,181)	5.25
Forfeited	—	—
Outstanding - December 31, 2022	4,418,320	$8.37

Exercisable at December 31, 2021	35,801	$412
Exercisable at December 31, 2022	4,281,956	$8.42

Preferred Stock Warrants

Upon the IPO, all outstanding preferred stock warrants converted into common stock warrants at a ratio of 1,563:1.

Stock Options

2020 Incentive Stock Plan

The Company has adopted a 2020 Omnibus Incentive Stock Plan (the “2020 Plan”). An aggregate of 33,000 shares of the Company’s common stock is reserved for issuance and available for awards under the 2020 Plan, including incentive stock options granted under the 2020 Plan. The 2020 Plan administrator may grant awards to any employee, director, consultant or other person providing services to us or our affiliates. During 2021, 27,320 options were granted to executives and directors at an exercise price from $385 to $415 per share. As of December 31, 2022, 5,680 options were available for future issuance.

2013 Incentive Stock Plan

The Company has adopted the 2013 Stock Plan, as amended and restated (the “Plan”), which provides for the grant of shares of stock options, stock appreciation rights, and stock awards (performance shares) to employees, non-employee directors, and non-employee consultants. The number of shares authorized by the Plan was 11,964 shares as December 31, 2022 and 2021. The option exercise price generally may not be less than the underlying stock’s fair market value at the date of the grant and generally have a term often years. The amounts granted each calendar year to an employee or non-employee is limited depending on the type of award. Stock options comprise all of the awards granted since the Plan’s inception. Shares available for grant under the Plan amounted to 333 and as of December 31, 2022. Vesting generally occurs over a period of immediately to four years.

A summary of information related to stock options under our 2013 and 2020 Stock Plan for the years ended December 31, 2022 and 2021 is as follows:

		Weighted
		Average
	Options	Exercise Price
Outstanding - December 31, 2020	11,631	$234
Granted	27,320	415
Exercised	—	—
Forfeited	—	—
Outstanding - December 31, 2021	38,951	$362
Granted	—	—
Exercised	—	—
Forfeited	—	—
Outstanding - December 31, 2022	38,951	$362
Exercisable at December 31, 2021	31,646	$359
Exercisable at December 31, 2022	34,713	$405

Weighted average duration (years) to expiration of outstanding options at December 31, 2022	7.00

The assumptions utilized for option grants during the years ended December 31, 2022 and 2021 are as follows:

	Year Ended
	December 31,
	2022	2021
Risk Free Interest Rate	n/a	0.34% - 0.85%
Expected Dividend Yield	n/a	0.00%
Expected Volatility	n/a	58.00%
Expected Life (years)	n/a	5.18

The total grant-date fair value of the options granted during the years ended December 31, 2021 was $4,696,605. During the year ended December 31, 2022 and 2021, $421,442 and $3,325,897 was recorded to general and administrative expenses, and $57,596 and $551,948 was recorded to sales and marketing expense in the consolidated statements of operations, all respectively. Total unrecognized compensation cost related to non-vested stock option awards as of December 31, 2022 amounted to $577,999 and will be recognized over a weighted average period of 1.56 years.